Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000166756 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.80%
C000166756 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000166756 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000166756 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000166756 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000166756 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000166756 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000166756 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	11.40%
C000166756 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000166756 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.10%
C000099979 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099979 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099979 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099979 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099979 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099979 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000099979 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000099979 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	11.40%
C000099979 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000099979 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.10%
C000099981 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099981 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099981 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099981 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099981 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099981 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000099981 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000099981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	11.40%
C000099981 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000099981 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.10%
C000166746 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000166746 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
C000166746 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.60%
C000166746 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000166746 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166746 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000166746 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000166746 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	46.00%
C000001973 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000001973 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
C000001973 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.60%
C000001973 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001973 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001973 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001973 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001973 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	46.00%
C000001974 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000001974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
C000001974 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.60%
C000001974 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001974 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001974 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001974 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	46.00%
C000001975 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000001975 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
C000001975 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.60%
C000001975 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001975 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001975 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001975 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001975 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	46.00%
C000200769 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200769 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.50%
C000200769 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.10%
C000200769 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	24.30%
C000200769 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	24.50%
C000200769 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.20%
C000200768 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200768 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.50%
C000200768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.10%
C000200768 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	24.30%
C000200768 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	24.50%
C000200768 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.20%
C000200770 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000200770 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000200770 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	20.60%
C000200770 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	26.00%
C000200770 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.20%
C000001976 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001976 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000001976 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	20.60%
C000001976 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	26.00%
C000001976 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.20%
C000001977 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001977 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000001977 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	20.60%
C000001977 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	26.00%
C000001977 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.20%
C000166759 | South America
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166759 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166759 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166759 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000166759 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000166759 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000166759 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.30%
C000166759 | Japan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000166759 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000166759 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.20%
C000166759 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000166759 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166759 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
C000166759 | China
Holdings [Line Items]
Percent of Total Investments	3.80%
C000166759 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
C000166759 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.30%
C000166759 | Sweden
Holdings [Line Items]
Percent of Total Investments	30.80%
C000161865 | South America
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161865 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161865 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161865 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000161865 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000161865 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000161865 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.30%
C000161865 | Japan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000161865 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000161865 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.20%
C000161865 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000161865 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000161865 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
C000161865 | China
Holdings [Line Items]
Percent of Total Investments	3.80%
C000161865 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161865 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.30%
C000161865 | Sweden
Holdings [Line Items]
Percent of Total Investments	30.80%
C000161866 | South America
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161866 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161866 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161866 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000161866 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000161866 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000161866 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.30%
C000161866 | Japan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000161866 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000161866 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.20%
C000161866 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000161866 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000161866 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
C000161866 | China
Holdings [Line Items]
Percent of Total Investments	3.80%
C000161866 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161866 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.30%
C000161866 | Sweden
Holdings [Line Items]
Percent of Total Investments	30.80%
C000161867 | South America
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161867 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161867 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161867 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000161867 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000161867 | Europe
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000161867 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.30%
C000161867 | Japan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000161867 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000161867 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.20%
C000161867 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000161867 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000161867 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.90%
C000161867 | China
Holdings [Line Items]
Percent of Total Investments	3.80%
C000161867 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161867 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.30%
C000161867 | Sweden
Holdings [Line Items]
Percent of Total Investments	30.80%
C000166752 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166752 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000166752 | Europe
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000166752 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.40%
C000166752 | Japan
Holdings [Line Items]
Percent of Total Investments	22.80%
C000166752 | France
Holdings [Line Items]
Percent of Total Investments	6.90%
C000166752 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.30%
C000166752 | Sweden
Holdings [Line Items]
Percent of Total Investments	18.30%
C000166752 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166752 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166752 | Germany
Holdings [Line Items]
Percent of Total Investments	3.50%
C000166752 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
C000166752 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000166752 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001997 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001997 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000001997 | Europe
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000001997 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.40%
C000001997 | Japan
Holdings [Line Items]
Percent of Total Investments	22.80%
C000001997 | France
Holdings [Line Items]
Percent of Total Investments	6.90%
C000001997 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.30%
C000001997 | Sweden
Holdings [Line Items]
Percent of Total Investments	18.30%
C000001997 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001997 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001997 | Germany
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001997 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001997 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001997 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001998 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001998 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000001998 | Europe
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000001998 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.40%
C000001998 | Japan
Holdings [Line Items]
Percent of Total Investments	22.80%
C000001998 | France
Holdings [Line Items]
Percent of Total Investments	6.90%
C000001998 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.30%
C000001998 | Sweden
Holdings [Line Items]
Percent of Total Investments	18.30%
C000001998 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001998 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001998 | Germany
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001998 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001998 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001998 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001999 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001999 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000001999 | Europe
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000001999 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.40%
C000001999 | Japan
Holdings [Line Items]
Percent of Total Investments	22.80%
C000001999 | France
Holdings [Line Items]
Percent of Total Investments	6.90%
C000001999 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.30%
C000001999 | Sweden
Holdings [Line Items]
Percent of Total Investments	18.30%
C000001999 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001999 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001999 | Germany
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001999 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001999 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001999 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248152 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248152 | North America
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000248152 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000248152 | Europe
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000248152 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248152 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.10%
C000248152 | Japan
Holdings [Line Items]
Percent of Total Investments	7.90%
C000248152 | Taiwan
Holdings [Line Items]
Percent of Total Investments	7.10%
C000248152 | France
Holdings [Line Items]
Percent of Total Investments	10.40%
C000248152 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248152 | China
Holdings [Line Items]
Percent of Total Investments	8.90%
C000248152 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248152 | Germany
Holdings [Line Items]
Percent of Total Investments	15.60%
C000248152 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248152 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000248152 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000248153 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248153 | North America
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000248153 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000248153 | Europe
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000248153 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248153 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.10%
C000248153 | Japan
Holdings [Line Items]
Percent of Total Investments	7.90%
C000248153 | Taiwan
Holdings [Line Items]
Percent of Total Investments	7.10%
C000248153 | France
Holdings [Line Items]
Percent of Total Investments	10.40%
C000248153 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248153 | China
Holdings [Line Items]
Percent of Total Investments	8.90%
C000248153 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248153 | Germany
Holdings [Line Items]
Percent of Total Investments	15.60%
C000248153 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248153 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000248153 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000210023 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210023 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210023 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000210023 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000210023 | Europe
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000210023 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210023 | Japan
Holdings [Line Items]
Percent of Total Investments	18.10%
C000210023 | France
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210023 | South Korea
Holdings [Line Items]
Percent of Total Investments	26.50%
C000210023 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210023 | Australia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210023 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210023 | Netherlands
Holdings [Line Items]
Percent of Total Investments	10.70%
C000210023 | Spain
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210023 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000210023 | United States
Holdings [Line Items]
Percent of Total Investments	12.50%
C000210022 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210022 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210022 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000210022 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000210022 | Europe
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000210022 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210022 | Japan
Holdings [Line Items]
Percent of Total Investments	18.10%
C000210022 | France
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210022 | South Korea
Holdings [Line Items]
Percent of Total Investments	26.50%
C000210022 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210022 | Australia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210022 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210022 | Netherlands
Holdings [Line Items]
Percent of Total Investments	10.70%
C000210022 | Spain
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210022 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000210022 | United States
Holdings [Line Items]
Percent of Total Investments	12.50%
C000210024 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210024 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210024 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000210024 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000210024 | Europe
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000210024 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210024 | Japan
Holdings [Line Items]
Percent of Total Investments	18.10%
C000210024 | France
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210024 | South Korea
Holdings [Line Items]
Percent of Total Investments	26.50%
C000210024 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210024 | Australia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210024 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210024 | Netherlands
Holdings [Line Items]
Percent of Total Investments	10.70%
C000210024 | Spain
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210024 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000210024 | United States
Holdings [Line Items]
Percent of Total Investments	12.50%
C000165338 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165338 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000165338 | Europe
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000165338 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000165338 | Japan
Holdings [Line Items]
Percent of Total Investments	31.30%
C000165338 | Canada
Holdings [Line Items]
Percent of Total Investments	17.10%
C000165338 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000165338 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000165338 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000165338 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.10%
C000165338 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.50%
C000165338 | Finland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165338 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165338 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	2.90%
C000165335 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165335 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000165335 | Europe
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000165335 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000165335 | Japan
Holdings [Line Items]
Percent of Total Investments	31.30%
C000165335 | Canada
Holdings [Line Items]
Percent of Total Investments	17.10%
C000165335 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000165335 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000165335 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000165335 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.10%
C000165335 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.50%
C000165335 | Finland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165335 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165335 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	2.90%
C000165337 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165337 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000165337 | Europe
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000165337 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000165337 | Japan
Holdings [Line Items]
Percent of Total Investments	31.30%
C000165337 | Canada
Holdings [Line Items]
Percent of Total Investments	17.10%
C000165337 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000165337 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000165337 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000165337 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.10%
C000165337 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.50%
C000165337 | Finland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165337 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165337 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	2.90%
C000166749 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000166749 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000166749 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000166749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000166749 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000166749 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000166749 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000166749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000166749 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000166749 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000166749 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000001988 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001988 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000001988 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001988 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001988 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000001988 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000001988 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000001988 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000001988 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000001988 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000001988 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000001990 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001990 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000001990 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001990 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001990 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000001990 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000001990 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000001990 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000001990 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000001990 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000001990 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000215757 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000215757 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000215757 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.80%
C000215757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000215757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000215757 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000215758 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000215758 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000215758 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.80%
C000215758 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000215758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000215758 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215756 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000215756 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000215756 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215756 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000215756 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215756 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.80%
C000215756 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215756 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000215756 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000215756 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000166750 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000166750 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000166750 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.40%
C000166750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000166750 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000166750 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000166750 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000166750 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000166750 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000166750 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000166750 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001991 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001991 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001991 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.40%
C000001991 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000001991 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001991 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000001991 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000001991 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001991 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000001991 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000001991 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001992 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001992 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001992 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.40%
C000001992 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000001992 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001992 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000001992 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000001992 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001992 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000001992 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000001992 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000001993 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001993 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001993 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.40%
C000001993 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000001993 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001993 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000001993 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000001993 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001993 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000001993 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000001993 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000166748 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.30%
C000166748 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000166748 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000166748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000166748 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000166748 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.60%
C000166748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000166748 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000166748 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.80%
C000001985 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.30%
C000001985 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001985 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001985 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000001985 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001985 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.60%
C000001985 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001985 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000001985 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.80%
C000001987 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.30%
C000001987 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001987 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001987 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000001987 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001987 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.60%
C000001987 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001987 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000001987 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.80%
C000166751 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.90%
C000166751 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000166751 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000166751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000166751 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000166751 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000166751 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000166751 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000166751 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000166751 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001994 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001994 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001994 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001994 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001994 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000001994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001994 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000001994 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000001994 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001995 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001995 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001995 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001995 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001995 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000001995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001995 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000001995 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000001995 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001996 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001996 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001996 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001996 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001996 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001996 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000001996 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001996 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000001996 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000001996 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%